Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018 [1]	Apr. 08, 2018	Jun. 30, 2019	Jun. 30, 2018 [2]	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Transaction and processing fees	$ 2,546,340	$ 3,169,647		$ 5,122,624	$ 3,169,647	$ 8,863,008
Merchant equipment sales and other	29,414	17,835		37,824	17,835	35,756
Other revenue	6,186	39,483		12,386	116,508	121,112	183,998
Total revenue	2,581,940	3,226,965		5,172,834	3,303,990	9,019,876	183,998
Operating expenses:
Processing and servicing costs, excluding merchant portfolio amortization	1,678,548	2,092,527		3,396,646	2,096,624	5,992,619	19,398
Amortization expense	178,782	227,677		406,429	227,677	541,904
Salaries and wages	366,602	422,481		801,395	578,731	1,401,192	525,000
Outside commissions	34,442	104,827		75,311	104,827	181,510
General and administrative expenses	488,209	511,883		761,231	554,895	1,435,717	274,996
Impairment of goodwill
Total operating expenses	2,746,583	3,359,395		5,441,012	3,562,754	9,552,942	819,394
Income (loss) from operations	(164,643)	(132,430)		(268,178)	(258,764)	(533,066)	(635,396)
Other Income (Expense):
Interest expense	(215,765)	(187,907)		(429,515)	(188,203)	(800,467)
Interest expense, related party	(93,035)			(183,239)		(82,849)	(26,901)
Gain on settlement of payables						16,039
Other income	605			1,149		6,799
Total other expense	(308,195)	(187,907)		(611,605)	(188,203)	(860,478)	$ (26,901)
Net Loss	$ (472,838)	$ (320,337)		$ (879,783)	$ (446,967)	$ (1,393,544)
Net loss per share, basic and diluted	$ 0	$ 0		$ (0.01)	$ 0.00	$ (0.01)	$ 0.00
Weighted average shares outstanding, basic and diluted	163,833,226	109,126,268		163,128,672	162,336,414	162,343,378	155,996,684
Predecessor
Revenue:
Transaction and processing fees			$ 3,164,949				$ 14,656,301
Merchant equipment sales and other			9,590				251,408
Other revenue
Total revenue			3,174,539				14,907,709
Operating expenses:
Processing and servicing costs, excluding merchant portfolio amortization			1,748,141				9,395,994
Amortization expense			90,739				362,956
Salaries and wages			374,345				2,782,079
Outside commissions			508,296				336,290
General and administrative expenses			367,524				3,969,301
Impairment of goodwill							7,914,269
Total operating expenses			3,089,045				24,760,889
Income (loss) from operations			85,494				(9,853,180)
Other Income (Expense):
Interest expense			(832,564)				(3,836,495)
Interest expense, related party
Gain on settlement of payables
Other income			908				(131,846)
Total other expense			(831,656)				(3,968,341)
Net Loss			$ (746,162)				$ (13,821,521)
Net loss per share, basic and diluted							$ (0.14)
Weighted average shares outstanding, basic and diluted							100,482,497

[1]	Includes the consolidated results from operations of (a) OLB, CrowdPay and Omnisoft from April 1, 2018 through June 30, 2018 and (b) of the net assets acquired from Excel Corporation (the "Predecessor") from April 9, 2018 through June 30, 2018 as disclosed in Note 1.
[2]	Includes the consolidated results from operations of (a) OLB, CrowdPay and Omnisoft from January 1, 2018 through June 30, 2018 and (b) of the net assets acquired from the Predecessor from April 9, 2018 through June 30, 2018 as disclosed in Note 1.